CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014	Mar. 31, 2015		Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,345)		$ (1,248)	$ (5,164)		$ (3,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	36		94	664		352
Fair value adjustment of common stock warrants				0		(10)
Depreciation	10		9	41		34
Reclassified loss of foreign exchange translation				0		142
Loss on disposal of property and equipment	4		0
Intangible asset impairment				571		0
Amortization of intangible assets	60		52	209		209
Accrued interest on convertible note receivable	0		(9)	(21)		(33)
Deferred taxes	(23)		(21)	(305)		(81)
Accrued interest on promissory note payable	8		2	24		5
Changes in operating assets and liabilities:
Accounts receivable	(104)		24	60		102
Prepaid expenses and other current assets	(74)		(63)	92		(46)
Deferred financing costs	0		162
Accounts payable and accrued expenses	(100)		191	268		101
Deferred revenue	106		79
Current assets and liabilities from discontinued operations, net	0		(5)	(4)		108
Net cash used in operating activities				(3,565)		(2,431)
Cash flows from investing activities:
Acquisition of property and equipment	(15)		(13)	(17)		(22)
Net cash used in investing activities	(15)		(13)	(17)		(22)
Cash flows from financing activities:
Proceeds from issuance of note payable				678		0
Payments on note payable				(678)		0
Financing costs				(1,349)		(162)
Proceeds from warrants exercised				204		0
Proceeds from at-the-market facility	0		23	23		6
Proceeds from sale of common stock, net of expenses of $466	0		1,361	10,795		0
Net cash provided by financing activities	0		1,384	9,673		(156)
Net cash increase/(decrease) in cash and cash equivalents	(1,437)		638	6,091		(2,609)
Cash and cash equivalents, beginning	7,521	[1]	1,430	1,430
Cash and cash equivalents, ending	6,084		2,068	7,521	[1]	1,430
Supplemental disclosure of non-cash activities:
Unrealized gain on available-for-sale securities	419		0
Over accrued financing costs	$ 9		$ 0
Amount receivable from stock option exercise				0		35
Applied deferred financing costs				$ 162		$ 0

[1]	Derived from the Company's audited consolidated financial statements.